Nature of Business and Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Property and Equipment (Parenthetical) (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years or the remaining term of respective lease, if shorter	10 years or the remaining term of respective lease, if shorter
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years	7 years